Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	¥ 12,288,585	$ 1,724,277	¥ (18,426,496)
Adjustments to reconcile net (loss)/income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,413,427	338,641	741,838
Amortization of operating lease right-of-use assets	552,744	77,559	313,457
Loss on disposal of property and equipment	1,876	263
Reversal of credit losses	(3,799,355)	(533,108)	(4,329,244)
Stock compensation expenses			3,101,853
Deferred income tax	932,125	130,792
Loss on short-term investments-unrealized	39,716,654	5,572,859
Gain on deconsolidation of subsidiaries	(1,416,187)	(198,713)
Expenses from unconsolidated subsidiary			16,231,959
Change in operating assets and liabilities:
Accounts receivables	2,895,826	406,329	(14,520,459)
Inventories			909,048
Prepaid services fees	(7,561,344)	(1,060,974)	(20,836,323)
Other receivables and prepaid expenses	(738,080)	(103,564)	(346,442)
Prepaid expenses and deposits	16,064	2,254
Accounts payable	(6,761,582)	(948,754)	19,641,051
Deferred revenue	3,404,887	477,758	6,790,680
Other payables and accrued liabilities	108,701,238	15,252,461	7,548,721
Operating lease liabilities	(531,983)	(74,645)	(438,593)
Taxes payable	115,435	16,197	(457,256)
Net cash (used in)/provided by operating activities	150,230,330	21,079,632	(4,076,206)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(3,294)	(462)	(222,308)
Purchases of short-term investments	(513,094,694)	(71,995,102)	(168,790,687)
Proceeds from sale of short-term investments	294,549,955	41,329,904	1,240,318
Net cash used in investing activities	(218,548,033)	(30,665,660)	(167,772,677)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	13,140,000	1,843,745	8,500,000
Repayments of bank loans	(8,785,714)	(1,232,771)
Proceeds from related party loans	1,823,537	255,870	7,592,664
Repayments to related party loans	(17,710,000)	(2,484,986)
Capital contributions from noncontrolling interests	152,355,165	21,377,780
Proceeds from convertible notes	145,743,060	20,450,000
Net cash provided by financing activities	286,566,048	40,209,638	16,092,664
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(53,718,921)	(7,537,593)	7,311,101
CHANGE IN CASH AND CASH EQUIVALENTS	164,529,424	23,086,017	(148,445,118)
CASH AND CASH EQUIVALENTS, beginning of period	338,175,706	47,451,269	572,782,081
CASH AND CASH EQUIVALENTS, end of period	502,705,130	70,537,286	424,336,963
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	457,941	64,256	73,649
Cash paid for interest	386,850	54,281	124,995
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of right-of-use assets and lease liabilities	¥ 707,265	$ 99,240	¥ 586,741